Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible assets

Intangible assets consist of the following:

	As of December 31,
	2018	2019
Cost:
Computer software	22,382	22,615
Developed technologies	-	117
Customer relationship	-	1,103
Contract backlog	-	610
Less: Accumulated amortization	(15,136)	(19,910)
Exchange differences	1	(117)
Intangible assets, net	7,247	4,418

Summary of Amortization Expense Recognized

Amortization expense recognized for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

	For the years ended December 31,
	2017	2018	2019
Cost of revenues	4,147	4,147	4,771
Research and development	3	1	1
Sales and marketing expenses	17	3	-
General and administrative expenses	54	16	2
	4,221	4,167	4,774

Summary of Estimated Aggregate Amortization Expense	The estimated aggregate amortization expense for each of the next five years as of December 31, 2019 is:
Amortization expense of intangible assets
2020	3,093
2021	664
2022	417
2023	244
2024	-
4,418